Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Joint Ventures [Line Items]
Summary of Equity-accounted Investees	2024 2023 Interest in Westinghouse $ 2,931,746 $ 2,899,379 Interest in JV Inkai 286,710 273,806 Interest in Global Laser Enrichment LLC (GLE) - - $ 3,218,456 $ 3,173,185
Westinghouse Electric Company [Member]
Disclosure Of Joint Ventures [Line Items]
Equity method investment summarized financial information balance sheet explanatory
2024 2023
Cash and cash equivalents $ 255,589 $ 265,146
Other current assets 2,737,164 2,364,602
Intangible assets 7,821,802 7,655,386
Goodwill 1,698,174 1,534,947
Non-current assets 3,113,031 3,102,566
Current portion of long-term debt (44,576) (208,959)
Other current liabilities (2,751,396) (2,255,099)
Long-term debt (4,924,398) (4,554,227)
Other non-current liabilities (2,078,688) (2,130,446)
Net assets $ 5,826,702 5,773,916
Net assets attributable to non-controlling interest (25,127) (24,036)
Net assets attributable to shareholders $ 5,801,575 $ 5,749,880
Cameco's share of net assets attributable to shareholders ( 49%) 2,842,772 2,817,441
Acquisition costs (a) 83,896 83,916
Impact of foreign exchange on acquisition costs 5,078 (1,978)
Carrying amount of interest in Westinghouse $ 2,931,746 2,899,379
(a) Cameco incurred $ 83,896,000

of acquisition costs that were included in the cost of the investment.

Equity method investment summarized financial information income statement explanatory
2024 2023
Revenue from products and services $ 5,902,993 $ 1,063,417
Cost of products and services sold (2,075,469) (408,745)
Depreciation and amortization (728,294) (124,012)
Marketing, administrative and general expenses (2,980,932) (498,775)
Finance income 8,941 3,846
Finance costs (459,567) (59,414)
Other expense (238,158) (39,641)
Income tax recovery 124,717 13,555
Net loss (445,769) (49,769)
Other comprehensive income 42,506 13,933
Total comprehensive loss $ (403,263) $ (35,836)

Joint Venture Inkai LLP [Member]
Disclosure Of Joint Ventures [Line Items]
Equity method investment summarized financial information balance sheet explanatory
2024 2023
Cash and cash equivalents $ 47,282 $ 24,074
Other current assets 694,041 551,917
Non-current assets 307,801 332,655
Current liabilities (42,368) (40,985)
Non-current liabilities (27,802) (30,211)
Net assets 978,954 837,450
Cameco's share of net assets ( 40%) 391,582 334,980
Consolidating adjustments
(a)
(93,365) (74,223)
Fair value increment
(b)
77,992 81,090
Dividends declared but not received 9,760 5,952
Dividends in excess of ownership percentage
(c)
(107,179) (74,843)
Impact of foreign exchange 7,920 850
Carrying amount of interest in JV Inkai $ 286,710 $ 273,806
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.

Equity method investment summarized financial information income statement explanatory
2024 2023
Revenue from products and services $ 934,759 $ 708,679
Cost of products and services sold (147,103) (99,160)
Depreciation and amortization (57,739) (35,187)
Finance income 3,010 1,343
Finance costs (704) (1,069)
Other expense (13,453) (34,738)
Income tax expense (143,974) (106,419)
Net earnings 574,796 433,449
Other comprehensive income - -
Total comprehensive income $ 574,796 $ 433,449